Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
The estimated fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. ASC Topic 825, Financial Instruments, excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Consequently, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined, except for loans, amended upon implementation of ASU 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 2, Recent Accounting Pronouncements, in this Report for a description of how the fair value measurement is determined for loans beginning January 1, 2018.

		December 31, 2018
(Dollars in thousands)		Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measurement Category
Fair Value
	Financial Assets
	Securities available for sale	$4,783,579	$4,783,579	$—	$4,783,579	$—
	Mortgage loans held for sale	107,734	107,734	—	107,734	—
	Mortgage loans held for investment, at fair value option	3,143	3,143	—	—	3,143
	Derivative instruments	27,048	27,048	—	27,048	—

	Financial Liabilities
	Derivative instruments	22,124	22,124	—	22,124	—

Amortized Cost
	Financial Assets
	Cash and cash equivalents	$690,453	$690,453	$690,453	$—	$—
	Securities held to maturity	207,446	204,277	—	204,277	—
	Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	22,376,101	22,088,236	—	—	22,088,236

	Financial Liabilities
	Deposits	23,763,431	23,752,139	—	23,752,139	—
	Short-term borrowings	1,482,882	1,482,882	315,882	1,167,000	—
	Long-term debt	1,166,151	1,154,062	—	—	1,154,062

		December 31, 2017
(Dollars in thousands)		Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measurement Category
Fair Value
	Financial Assets
	Securities available for sale	$4,590,062	$4,590,062	$—	$4,590,062	$—
	Mortgage loans held for sale	134,916	134,916	—	134,916	—
	Mortgage loans held for investment, at fair value option	14,953	14,953	—	—	14,953
	Derivative instruments	31,265	31,265	—	31,265	—

	Financial Liabilities
	Derivative instruments	25,154	25,154	—	25,154	—

Amortized Cost
	Financial Assets
	Cash and cash equivalents	$625,724	$625,724	$625,724	$—	$—
	Securities held to maturity	227,318	227,964	—	227,964	—
	Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	19,922,337	19,811,904	—	—	19,811,904

	Financial Liabilities
	Deposits	21,466,717	21,460,782	—	21,460,782	—
	Short-term borrowings	991,297	991,297	516,297	475,000	—
	Long-term debt	1,495,835	1,476,899	—	—	1,476,899

The fair value estimates presented herein are based upon pertinent information available to management as of December 31, 2018 and 2017. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since these dates and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.